LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
LEASE LIABILITIES
Schedule of lease liabilities

	December 31, 2024	December 31, 2023
	$	$
Opening balance	2,087	2,817
New liabilities and modifications of leases	80	(300)
Principal repayment	(457)	(430)
Ending balance	1,710	2,087
Current portion	470	451
Non-current portion	1,240	1,636